Document and Entity Information	Nov. 02, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2021
Entity Registrant Name	IAA, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38580
Entity Tax Identification Number	83-1030538
Entity Address, Address Line One	Two Westbrook Corporate Center
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Westchester
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60154
City Area Code	708
Local Phone Number	492-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001745041
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	IAA
Security Exchange Name	NYSE